Segment Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Segment Information (Details) [Line Items]
Number Of Reportable Segments Not Disclosed Flag	segment
Depreciation Depreciation and amortization expenseand amortization expense		$ 3.0	$ 2.0
Residential Solar Installation [Member]
Segment Information (Details) [Line Items]
Depreciation Depreciation and amortization expenseand amortization expense			2.6
New Homes Business [Member]
Segment Information (Details) [Line Items]
Depreciation Depreciation and amortization expenseand amortization expense			$ 0.1